Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Tables)	12 Months Ended
Dec. 31, 2015
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Schedule Of Customer Advances

	December 31,
	2015	2014
Advances received	$753,708	$686,408
Less -
Advances presented under long-term liabilities	167,601	120,299
Advances deducted from inventories	70,282	72,555
	515,825	493,554
Less -
Costs incurred on contracts in progress (See Note 5)	78,623	80,331
	$437,202	$413,223